Note 17 - Stock-based Compensation Plans - Summary of Option Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Number of Stock Options Outstanding (in shares)	1,127,822	879,338
Weighted-Average Exercise Price (in dollars per share)	$ 26.82	$ 21.41
Weighted-Average Remaining Contractual Life (Year)	4 years 328 days	4 years 219 days	4 years 255 days
Aggregate Intrinsic Value	$ 28.1	$ 20.2	$ 8.7
Granted, shares (in shares)	381,859	367,173	272,144
Granted, weighted-average exercise price (in dollars per share)	$ 41.51	$ 38.06
Exercised, shares (in shares)	(338,342)	(94,970)
Exercised, weighted-average exercise price (in dollars per share)	$ 18.43	$ 15.62
Forfeited, shares (in shares)	(23,619)	(23,719)
Forfeited, weighted-average exercise price (in dollars per share)	$ 33.88	$ 31.93
Number of Stock Options Outstanding (in shares)	1,147,720	1,127,822	879,338
Weighted-Average Exercise Price (in dollars per share)	$ 33.77	$ 26.82	$ 21.41
Vested or expected to vest, shares (in shares)	1,147,720
Vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 33.77
Vested or expected to vest, weighted-average remaining contractual life (Year)	4 years 328 days
Vested or expected to vest, aggregate intrinsic value	$ 28.1
Exercisable, shares (in shares)	646,065
Exercisable, weighted-average exercise price (in dollars per share)	$ 29.52
Exercisable, weighted-average remaining contractual life (Year)	4 years 109 days
Exercisable, aggregate intrinsic value	$ 18.6